American Funds Retirement Income Portfolio — ConservativeSM
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,430,284	$74,604
Equity-income funds 33%
The Income Fund of America, Class R-6	11,120,289	283,790
Capital Income Builder, Class R-6	3,006,203	209,442
		493,232
Balanced funds 15%
American Balanced Fund, Class R-6	4,626,509	149,760
American Funds Global Balanced Fund, Class R-6	1,996,877	74,803
		224,563
Fixed income funds 47%
The Bond Fund of America, Class R-6	28,495,826	373,295
U.S. Government Securities Fund, Class R-6	10,719,412	149,214
American Funds Inflation Linked Bond Fund, Class R-6	8,305,917	89,953
American Funds Strategic Bond Fund, Class R-6	7,952,666	89,388
		701,850
Total investment securities 100% (cost: $1,384,022,000)		1,494,249
Other assets less liabilities 0%		(358)
Net assets 100%		$1,493,891
American Funds Retirement Income Portfolio Series — American Funds Conservative Portfolio — Page 1 of 7

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	$73,078	$3,376	$935	$13	$(928)	$74,604	$410	$2,239
Equity-income funds 33%
The Income Fund of America, Class R-6	286,215	20,906	16,350	(4)	(6,977)	283,790	2,820	10,480
Capital Income Builder, Class R-6	215,024	8,385	15,786	27	1,792	209,442	3,180	—
						493,232
Balanced funds 15%
American Balanced Fund, Class R-6	143,895	11,471	278	—[2]	(5,328)	149,760	547	3,752
American Funds Global Balanced Fund, Class R-6	71,631	7,958	—	—	(4,786)	74,803	432	3,063
						224,563
Fixed income funds 47%
The Bond Fund of America, Class R-6	357,753	29,815	3,928	(159)	(10,186)	373,295	1,779	1,446
U.S. Government Securities Fund, Class R-6	142,191	10,357	1,107	(53)	(2,174)	149,214	663	—
American Funds Inflation Linked Bond Fund, Class R-6	70,598	22,876	—	—	(3,521)	89,953	3,111	—
American Funds Strategic Bond Fund, Class R-6	70,554	19,956	—	—	(1,122)	89,388	535	—
						701,850
Total 100%				$(176)	$(33,230)	$1,494,249	$13,477	$20,980
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Retirement Income Portfolio Series — American Funds Conservative Portfolio — Page 2 of 7

American Funds Retirement Income Portfolio — ModerateSM
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth-and-income funds 12%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	1,765,495	$107,130
American Mutual Fund, Class R-6	1,482,573	77,331
		184,461
Equity-income funds 38%
The Income Fund of America, Class R-6	14,461,813	369,065
Capital Income Builder, Class R-6	3,101,187	216,060
		585,125
Balanced funds 20%
American Balanced Fund, Class R-6	7,090,731	229,527
American Funds Global Balanced Fund, Class R-6	2,030,738	76,071
		305,598
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	13,258,471	137,491
American Funds Strategic Bond Fund, Class R-6	8,188,509	92,039
American Funds Inflation Linked Bond Fund, Class R-6	7,107,852	76,978
U.S. Government Securities Fund, Class R-6	5,498,702	76,542
The Bond Fund of America, Class R-6	5,826,054	76,321
		459,371
Total investment securities 100% (cost: $1,382,824,000)		1,534,555
Other assets less liabilities 0%		(387)
Net assets 100%		$1,534,168
American Funds Retirement Income Portfolio Series — American Funds Moderate Portfolio — Page 3 of 7

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
Capital World Growth and Income Fund, Class R-6	$106,147	$11,140	$950	$(22)	$(9,185)	$107,130	$542	$5,376
American Mutual Fund, Class R-6	76,414	2,750	885	28	(976)	77,331	423	2,309
						184,461
Equity-income funds 38%
The Income Fund of America, Class R-6	375,284	19,755	16,805	17	(9,186)	369,065	3,673	13,652
Capital Income Builder, Class R-6	224,923	5,871	16,554	21	1,799	216,060	3,276	—
						585,125
Balanced funds 20%
American Balanced Fund, Class R-6	226,038	11,981	213	1	(8,280)	229,527	847	5,816
American Funds Global Balanced Fund, Class R-6	74,861	6,162	—	—	(4,952)	76,071	445	3,156
						305,598
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	120,287	21,971	159	(2)	(4,606)	137,491	1,256	918
American Funds Strategic Bond Fund, Class R-6	74,235	18,975	51	(1)	(1,119)	92,039	542	—
American Funds Inflation Linked Bond Fund, Class R-6	74,107	6,552	851	6	(2,836)	76,978	2,639	—
U.S. Government Securities Fund, Class R-6	74,708	3,694	717	(35)	(1,108)	76,542	342	—
The Bond Fund of America, Class R-6	74,978	4,242	779	(6)	(2,114)	76,321	366	297
						459,371
Total 100%				$7	$(42,563)	$1,534,555	$14,351	$31,524
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — American Funds Moderate Portfolio — Page 4 of 7

American Funds Retirement Income Portfolio — EnhancedSM
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	1,947,257	$80,597
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	2,631,056	159,653
American Mutual Fund, Class R-6	1,521,951	79,385
		239,038
Equity-income funds 38%
The Income Fund of America, Class R-6	14,980,981	382,315
Capital Income Builder, Class R-6	3,226,661	224,801
		607,116
Balanced funds 25%
American Balanced Fund, Class R-6	9,839,698	318,511
American Funds Global Balanced Fund, Class R-6	2,116,634	79,289
		397,800
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	10,718,642	111,152
American Funds Inflation Linked Bond Fund, Class R-6	7,368,779	79,804
American High-Income Trust, Class R-6	7,737,178	79,306
		270,262
Total investment securities 100% (cost: $1,411,800,000)		1,594,813
Other assets less liabilities 0%		(361)
Net assets 100%		$1,594,452
American Funds Retirement Income Portfolio Series — American Funds Enhanced Portfolio — Page 5 of 7

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6[1]	$79,901	$13,343	$2,126	$114	$(10,635)	$80,597	$—	$1,981
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	156,565	18,304	1,586	(48)	(13,582)	159,653	801	7,946
American Mutual Fund, Class R-6	78,613	2,855	1,110	23	(996)	79,385	438	2,390
						239,038
Equity-income funds 38%
The Income Fund of America, Class R-6	387,397	23,325	18,921	(63)	(9,423)	382,315	3,801	14,128
Capital Income Builder, Class R-6	231,954	8,117	17,156	(42)	1,928	224,801	3,394	—
						607,116
Balanced funds 25%
American Balanced Fund, Class R-6	310,706	19,315	33	—[3]	(11,477)	318,511	1,169	8,023
American Funds Global Balanced Fund, Class R-6	77,228	7,200	—	—	(5,139)	79,289	459	3,255
						397,800
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	77,643	37,138	—	—	(3,629)	111,152	942	748
American Funds Inflation Linked Bond Fund, Class R-6	77,120	6,791	1,141	7	(2,973)	79,804	2,747	—
American High-Income Trust, Class R-6	77,510	4,401	533	(5)	(2,067)	79,306	958	—
						270,262
Total 100%				$(14)	$(57,993)	$1,594,813	$14,709	$38,471
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Retirement Income Portfolio Series — American Funds Enhanced Portfolio — Page 6 of 7

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2022, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-825-0322O-S85387	American Funds Retirement Income Portfolio Series — Page 7 of 7